INVESTMENTS (Details) - USD ($) $ in Thousands	Oct. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Investments		$ 2,000
Company A [Member]
Ownership interest		3.80%
Investments		$ 258
Company B [Member]
Investments		$ 2,000
Subsequent Event [Member]
Ownership interest	5.00%
Additional invested amount	$ 1,500
Subsequent Event [Member] | Minimum [Member]
Ownership interest	20.00%
Investments	$ 3,500
Maturity term of guaranty	3 years
Subsequent Event [Member] | Maximum [Member]
Ownership interest	50.00%
Maturity term of guaranty	5 years
White Line B.V [Member]
Ownership interest			7.00%